Quarterly Holdings Report
for

Fidelity Freedom® Blend 2050 Fund

June 30, 2020

FBF-Y50-QTLY-0820
1.9892479.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,003,759	$53,857,393
Fidelity Series Commodity Strategy Fund (a)	3,186,383	12,235,710
Fidelity Series Large Cap Growth Index Fund (a)	2,912,043	36,633,503
Fidelity Series Large Cap Stock Fund (a)	2,660,621	37,434,941
Fidelity Series Large Cap Value Index Fund (a)	6,430,019	70,665,907
Fidelity Series Small Cap Opportunities Fund (a)	1,467,097	17,942,599
Fidelity Series Value Discovery Fund (a)	2,162,371	25,299,743
TOTAL DOMESTIC EQUITY FUNDS
(Cost $250,173,375)		254,069,796

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	1,172,389	11,184,590
Fidelity Series Emerging Markets Fund (a)	860,387	7,356,306
Fidelity Series Emerging Markets Opportunities Fund (a)	3,466,175	66,446,583
Fidelity Series International Growth Fund (a)	1,773,437	30,396,713
Fidelity Series International Index Fund (a)	1,313,255	12,462,788
Fidelity Series International Small Cap Fund (a)	618,097	9,877,187
Fidelity Series International Value Fund (a)	3,614,997	30,402,123
Fidelity Series Overseas Fund (a)	2,934,586	30,284,931
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $196,201,262)		198,411,221

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	4,878	54,389
Fidelity Series Emerging Markets Debt Fund (a)	350,806	3,146,733
Fidelity Series Floating Rate High Income Fund (a)	78,959	680,630
Fidelity Series Government Bond Index Fund (a)	5,806	65,434
Fidelity Series High Income Fund (a)	390,336	3,446,669
Fidelity Series Inflation-Protected Bond Index Fund (a)	930,547	9,724,216
Fidelity Series Investment Grade Bond Fund (a)	6,022	73,047
Fidelity Series Investment Grade Securitized Fund (a)	4,705	49,965
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,072,298	11,141,181
Fidelity Series Real Estate Income Fund (a)	210,742	2,035,768
TOTAL BOND FUNDS
(Cost $29,362,120)		30,418,032

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.12% (b)	49	49
Fidelity Series Government Money Market Fund 0.25% (a)(c)	107,012	107,012
Fidelity Series Short-Term Credit Fund (a)	96,521	986,448
Fidelity Series Treasury Bill Index Fund (a)	569,210	5,697,792
TOTAL SHORT-TERM FUNDS
(Cost $6,774,347)		6,791,301
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $482,511,104)		489,690,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,019)
NET ASSETS - 100%		$489,683,331

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$35,853,859	$8,256,472	$4,979,629	$--	$316,546	$14,410,145	$53,857,393
Fidelity Series Canada Fund	8,592,715	1,584,992	366,448	--	(73,025)	1,446,356	11,184,590
Fidelity Series Commodity Strategy Fund	12,516,653	1,750,847	2,587,733	--	(501,530)	1,057,473	12,235,710
Fidelity Series Corporate Bond Fund	109,969	14,777	74,086	357	(6,316)	10,045	54,389
Fidelity Series Emerging Markets Debt Fund	2,504,000	365,506	28,956	40,328	469	305,714	3,146,733
Fidelity Series Emerging Markets Fund	4,450,181	1,891,941	56,403	--	1,103	1,069,484	7,356,306
Fidelity Series Emerging Markets Opportunities Fund	40,965,399	15,582,020	950,985	--	22,864	10,827,285	66,446,583
Fidelity Series Floating Rate High Income Fund	558,973	86,140	7,005	7,475	39	42,483	680,630
Fidelity Series Government Bond Index Fund	167,351	9,776	111,887	247	(101)	295	65,434
Fidelity Series Government Money Market Fund 0.25%	3,379,025	3,420,649	6,692,662	2,323	--	--	107,012
Fidelity Series High Income Fund	2,829,486	439,771	35,027	46,446	167	212,272	3,446,669
Fidelity Series Inflation-Protected Bond Index Fund	8,398,507	1,935,345	920,702	4,751	(11,145)	322,211	9,724,216
Fidelity Series International Growth Fund	24,938,580	3,813,515	3,083,808	--	96,341	4,632,085	30,396,713
Fidelity Series International Index Fund	9,816,743	1,460,357	460,278	--	(28,364)	1,674,330	12,462,788
Fidelity Series International Small Cap Fund	7,433,165	1,054,711	137,129	--	8,719	1,517,721	9,877,187
Fidelity Series International Value Fund	23,967,588	4,078,201	2,291,589	--	(110,291)	4,758,214	30,402,123
Fidelity Series Investment Grade Bond Fund	166,004	15,026	110,974	454	(4,293)	7,284	73,047
Fidelity Series Investment Grade Securitized Fund	114,859	12,371	77,480	171	1	214	49,965
Fidelity Series Large Cap Growth Index Fund	26,770,691	6,124,189	3,346,896	663,313	237,387	6,848,132	36,633,503
Fidelity Series Large Cap Stock Fund	27,851,364	5,687,681	1,227,809	--	(39,833)	5,163,538	37,434,941
Fidelity Series Large Cap Value Index Fund	51,603,703	12,785,688	1,217,744	--	(90,169)	7,584,429	70,665,907
Fidelity Series Long-Term Treasury Bond Index Fund	9,437,840	2,939,885	996,195	202,302	79,126	(319,475)	11,141,181
Fidelity Series Overseas Fund	23,880,282	4,664,646	3,129,464	--	(283,169)	5,152,636	30,284,931
Fidelity Series Real Estate Income Fund	1,542,372	273,699	21,957	27,188	(681)	242,335	2,035,768
Fidelity Series Short-Term Credit Fund	948,082	5,699	--	5,699	--	32,667	986,448
Fidelity Series Small Cap Opportunities Fund	13,805,646	2,599,755	1,291,137	--	(264,839)	3,093,174	17,942,599
Fidelity Series Treasury Bill Index Fund	9,784,765	148,215	4,202,805	35,935	(12,398)	(19,985)	5,697,792
Fidelity Series Value Discovery Fund	16,190,967	6,438,441	218,860	--	6,673	2,882,522	25,299,743
	368,578,769	87,440,315	38,625,648	1,036,989	(656,719)	72,953,584	489,690,301

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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